UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

John J. Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
  (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record.

The fund did not vote any securities during the reporting period, 6/29/16 to 6/30/16.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title)     /s/ John J. Hedrick
John J. Hedrick, President
(Principal Executive Officer)

Date  August 4, 2016